STOCKHOLDERS' EQUITY - Schedule of Outstanding Warrants (Details) (USD $)	0 Months Ended			1 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended
	Aug. 19, 2013	Jul. 29, 2013	Jul. 25, 2013	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2013	Mar. 31, 2014 Warrants	Dec. 31, 2013 Warrants	Mar. 31, 2014 Warrants
Number Warrants
Warrants, beginning balance						199,162	708,260
Granted						582,175
Cancelled							(23,077)
Forfeited						(73,077)		(73,077)
Exercised
Warrants, ending balance					708,260	708,260	685,183	708,260
Awards Exercisable					145,192	145,192	678,773
Weighted Average Exercise Price
Weighted average exercise price, beginning balance							6.66		6.65
Granted						$ 6.50
Cancelled
Forfeited						$ 6.50
Exercised
Warrant Exercise Price						$ 6.66	$ 6.66
Vested and exercisable						$ 6.66	$ 6.67
Weighted Average Remaining Contractual Life
Granted						2 years 5 months 16 days
Forfeited						8 years 0 months 29 days
Grant date fair value (per share)	$ 5.85	$ 7.00	$ 6.85	$ 5.03	$ 6.00	$ 6.50		$ 6.50